                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Endurance Wealth Management, Inc.
Address: 121 South Main St. 4th Floor
         Providence, RI 02903

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas E. Gardner
Title: Chief Financial Officer
Phone: 401-854-0993

Signature, Place, and Date of Signing:


Thomas E. Gardner                       Providence, RI   08/02/2011
-------------------------------------   --------------   ----------
[Signature]                             [City, State]      (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name:
--------------------   -----
28-6868                John Michael Costello
28-                    Peter J. Corsi, Jr.
28-                    Kenneth W. Thomae
28-                    Donald J. Clarke

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 4
Form 13F Information Table Entry Total:          120
Form 13F Information Table Value Total:     $294,883
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-6868                John Michael Costello
      28-                    Peter J. Corsi, Jr.
      28-                    Kenneth W. Thomae
      28-                    Donald  J. Clarke

Endurance Wealth Management, Inc.
FORM 13F
30-Jun-11

                                                                                                          Voting Authority
                                                                                                      -----------------------
                                                          Value    Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 Title of class   CUSIP   (x$1000)   Prn Amt  Prn Call Dscretn Managers  Sole Shared    None
------------------------------ -------------- --------- -------- ---------- --- ---- ------- -------- ----- ------ ----------
3M Co.                         COM            88579y101      379       4000 SH       Sole                                4000
AT & T Corp                    COM            00206R102      200       6389 SH       Sole                                6389
Adobe Systems Inc.             COM            00724F101     2807      89260 SH       Sole                               89260
Aflac Inc.                     COM            001055102     2834      60719 SH       Sole                               60719
Akamai Technologies, Inc.      COM            00971T101     6326     201038 SH       Sole                              201038
Ambase Corp                    COM            023164106        6      50000 SH       Sole                               50000
America Movil SA de CV         COM            02364W105      242       4500 SH       Sole                                4500
American Express Co            COM            025816109      611      11830 SH       Sole                               11830
Anadarko Petroleum Corp        COM            032511107     4092      53318 SH       Sole                               53318
Apple Inc.                     COM            037833100     3650      10874 SH       Sole         1      10             10864
Automatic Data Processing      COM            053015103      264       5020 SH       Sole                                5020
Avon Products                  COM            054303102     2100      75025 SH       Sole         3    2100             72925
Baidu Inc.                     COM            056752108      531       3790 SH       Sole                                3790
Bank Of America Corp           COM            060505104     6418     585647 SH       Sole       1,4    2100            583547
Bank Rhode Island              COM            059690107      521      11504 SH       Sole                               11504
Bank of Nova Scotia Halifax    COM            064149107      264       4400 SH       Sole                                4400
Barclays Bank PLC              COM            06740C261        8        400 SH       Sole         4     400                 0
Bed Bath & Beyond              COM            075896100      214       3680 SH       Sole                                3680
Berkshire Hathaway Inc. Cl B   COM            084670207      371       4803 SH       Sole                                4803
CVS/Caremark Corp.             COM            126650100     3080      81965 SH       Sole                               81965
Capital Propy Inc - A Shares   COM            140430109      111      11388 SH       Sole                               11388
Century Tel Enterprises        COM            156686107      404      10000 SH       Sole         1    1500              8500
Chevron Corporation            COM            166764100     1049      10208 SH       Sole                               10208
China Construction Bank        COM            Y1397N101        8      10000 SH       Sole                               10000
Church & Dwight Co, Inc.       COM            171340102     2852      70354 SH       Sole                               70354
Cisco Sys Inc                  COM            17275R102     3540     226830 SH       Sole                              226830
Citigroup Inc                  COM            172967424     6371     153016 SH       Sole         2   11500            141516
Coca Cola Co                   COM            191216100      581       8637 SH       Sole                                8637

Colgate-Palmolive Co           COM            194162103     2747      31436 SH       Sole                               31436
Comcast Corp Cl A              COM            20030N101     6930     273487 SH       Sole                              273487
Cummins Inc.                   COM            231021106     5191      50168 SH       Sole                               50168
Danaher Corp.                  COM            235851102     3958      74704 SH       Sole                               74704
Deere & Co                     COM            244199105     3940      47791 SH       Sole                               47791
Devon Energy Corporation       COM            25179m103     4235      53740 SH       Sole                               53740
Dover Corp                     COM            260003108      615       9083 SH       Sole                                9083
Dryships                       COM            Y2109Q101      171      41000 SH       Sole                               41000
Duke Energy Corporation        COM            26441C105      250      13320 SH       Sole                               13320
Eaton Vance Corp.              COM            278265103      343      11350 SH       Sole                               11350
Ecolab Inc.                    COM            278865100     5359      95058 SH       Sole         1     200             94858
Emerson Electric Co            COM            291011104      268       4778 SH       Sole                                4778
Exxon Mobil                    COM            30231g102     7089      87117 SH       Sole                               87117
Financial Select Sector Spdr   COM            81369Y605      359      23425 SH       Sole                               23425
Ford Motor                     COM            345370860     1597     115865 SH       Sole                              115865
General Electric Co            COM            369604103     8001     424228 SH       Sole         4    3650            420578
Gilead Sciences Inc.           COM            375558103      248       6000 SH       Sole                                6000
Goldman Sachs Group Inc.       COM            38141G104      953       7164 SH       Sole                                7164
Graco Inc.                     COM            384109104      302       5975 SH       Sole                                5975
H & R Block                    COM            093671105     4583     285725 SH       Sole                              285725
Hanesbrands Inc.               COM            410345102     2751      96381 SH       Sole                               96381
Hasbro Inc                     COM            418056107     1371      31224 SH       Sole                               31224
Home Depot Inc                 COM            437076102     4474     123538 SH       Sole                              123538
Huntington Bancshares          COM            446150104     2243     342050 SH       Sole         1   13000            329050
IShares FTSE/Xinhua China 25 I COM            464287184      219       5100 SH       Sole                                5100
IShares Tr MSCI Emerging Marke COM            464287234     7466     156852 SH       Sole        `1     650            156202
Independent Bank Corp Ma       COM            453836108     4345     165560 SH       Sole                              165560
Insituform Technologies Cl A   COM            457667103      520      24798 SH       Sole                               24798
Intel Corp                     COM            458140100     1993      89944 SH       Sole                               89944
Intl Business Mach             COM            459200101     1104       6438 SH       Sole                                6438
J P Morgan Chase & Co          COM            46625H100     4621     112886 SH       Sole                              112886
Jacobs Engr Group Inc          COM            469814107     5879     135934 SH       Sole         1     500            135434
Johnson & Johnson              COM            478160104     3932      59110 SH       Sole                               59110
Kimberly Clark Corp            COM            494368103     4372      65693 SH       Sole                               65693
Kinder Morgan Inc.             COM            49455P101     2488      86611 SH       Sole                               86611
Limelight Networks, Inc.       COM            53261M104      147      32425 SH       Sole         1    2500             29925
Long Distance Int'l Inc.       COM            542904107        0     135000 SH       Sole                              135000
MGM Resorts                    COM            552953101        5        400 SH       Sole         4     400                 0

Merck & Co Inc                 COM            58933Y105      343       9735 SH       Sole                                9735
Mettler-Toledo Int'l           COM            592688105     6983      41404 SH       Sole                               41404
Microsoft Corp                 COM            594918104     1477      56846 SH       Sole                               56846
Monsanto Company               COM            61166W101     1251      17252 SH       Sole                               17252
Morgan Stanley Group Inc       COM            617446448     3484     151440 SH       Sole                              151440
Nextera Energy Inc.            COM            302571104     3785      65887 SH       Sole                               65887
Occidental Petroleum Corp      COM            674599105     4608      44298 SH       Sole                               44298
Oracle Corporation             COM            68389X105     7620     231563 SH       Sole                              231563
PPG Industries                 COM            693506107      428       4717 SH       Sole                                4717
Paid Inc.                      COM            69561N204        5      15000 SH       Sole                               15000
Pepsico Inc                    COM            713448108     4608      65429 SH       Sole                               65429
Pfizer Inc                     COM            717081103     5021     243761 SH       Sole                              243761
Powershares DB Multisector     COM            73936B705     4021     168399 SH       Sole                              168399
Powershares QQQ Trust          COM            73935A104      933      16355 SH       Sole         1    2900             13455
Procter & Gamble Co            COM            742718109     2428      38201 SH       Sole                               38201
Qualcomm Inc                   COM            747525103    28532     502420 SH       Sole         1    8252            494168
Royal Dutch Shell              COM            780259206     1206      16955 SH       Sole                               16955
S&P Depository Receipts Spdr   COM            78462F103      410       3107 SH       Sole         1     982              2125
SanDisk Corporation            COM            80004C101      205       4949 SH       Sole                                4949
Sara Lee Corp                  COM            803111103     1235      65050 SH       Sole                               65050
Schlumberger Limited           COM            806857108     5237      60620 SH       Sole                               60620
Sprott Resource Corp           COM            85207D103       47      10000 SH       Sole                               10000
State Street Corp              COM            857477103      754      16728 SH       Sole                               16728
Suncor Energy Inc.             COM            867224107      586      15000 SH       Sole                               15000
TJX Companies, Inc.            COM            872540109     2262      43070 SH       Sole                               43070
Target Corp.                   COM            87612e106      445       9500 SH       Sole                                9500
Teva Pharmaceutical Industries COM            881624209     5469     113417 SH       Sole                              113417
Thermo Fisher Scientific Inc.  COM            883556102     4426      68739 SH       Sole                               68739
Timken Co.                     COM            887389104      246       4900 SH       Sole                                4900
Toll Brothers Inc.             COM            889478103      461      22250 SH       Sole                               22250
Travelers Cos                  COM            89417E109     3362      57596 SH       Sole                               57596
Universal Health Rlty Income T COM            91359E105      430      10775 SH       Sole                               10775
Verizon Communications         COM            92343V104      300       8078 SH       Sole                                8078
Walgreen Company               COM            931422109     1060      24978 SH       Sole                               24978
Walmart de Mexico              COM            P98180105        4       1500 SH       Sole         4    1500                 0
Wash Tr Bancorp Inc            COM            940610108     1949      84868 SH       Sole         1    2000             82868
Weatherford Int'l              COM            H27013103     4078     217499 SH       Sole         1    2000            215499
Wells Fargo & Co New           COM            949746101     1304      46485 SH       Sole                               46485

Westport Innovations Inc.      COM            960908309      672      28000 SH       Sole                               28000
iShares MSCI EAFE Index        COM            464287465     4636      77101 SH       Sole                               77101
iShares MSCI Pacific ex-Japan  COM            464286665      999      20990 SH       Sole                               20990
Enbridge Energy Partnershp LP                 29250R106      712      23700 SH       Sole                               23700
Enterprise Products Pptns LP                  293792107      388       8994 SH       Sole                                8994
Kinder Morgan Energypartners L                494550106     9702     133640 SH       Sole         1    1000            132640
Magellan Midstream Partners LP                559080106     2162      36210 SH       Sole                               36210
Plains All Amer. Pipeline                     726503105     3759      58740 SH       Sole                               58740
American Century Mid Cap Value                025076654      671  51679.928 SH       Sole                           51679.928
American New Perspective                      648018109      308  10330.787 SH       Sole                           10330.787
Artisan Mid Cap                               041314H30      269   7277.446 SH       Sole                            7277.446
Columbia Small Cap Fd Cl Z                    19764W584      229  13603.302 SH       Sole                           13603.302
Fairholme Fund                                304871106     1492  46294.462 SH       Sole         1   90.23         46204.232
Growth Fund of America Cl A                   399874106      426  13412.105 SH       Sole                           13412.105
Heartland Value Plus                          422352500      471  15010.494 SH       Sole                           15010.494
Masters' Select International                 576417208      191   12255.97 SH       Sole                            12255.97
Permanent Portfolio                           714199106        3      64.62 SH       Sole         4   64.62                 0
Spartan US Eqty Index                         315911206     1045 22271.9218 SH       Sole                          22271.9218
Vanguard Index Tr 500                         922908108      419   3450.346 SH       Sole                            3450.346
Wells Fargo Sm/Mid Cap Value                  949915268      449   28590.99 SH       Sole                            28590.99
REPORT SUMMARY                          120 DATA RECORDS  294883             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

1.   J. Michael Costello
2.   Kenneth W. Thomae
3.   Peter J. Corsi, Jr.
4.   Donald J. Clarke

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements.
For  details  on  the   location  of  this  text  file,   see  your  705  Report
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